UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2861

Fidelity Money Market Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2008

Item 1. Reports to Stockholders

Fidelity
Money Market Trust
Retirement Government
Money Market Portfolio

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities issued or guaranteed as to principal and interest by the U.S. Government, or by any of its agencies or instrumentalities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,021.80	$ 2.11
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.77	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	59.5	66.5	90.4
31 - 90	25.6	15.3	3.7
91 - 180	8.0	11.2	0.0
181 - 397	6.9	7.0	5.9
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Retirement Government Money Market Portfolio	49 Days	47 Days	38 Days
All Taxable Money Market Funds Average*	42 Days	38 Days	42 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
Federal Agency Issues 50.4%	Federal Agency Issues 21.0%
U.S. Treasury Obligations 0.5%	U.S. Treasury Obligations 0.0%
Repurchase Agreements 50.7%	Repurchase Agreements 79.7%
Net Other Assets** (1.6)%	Net Other Assets** (0.7)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 50.4%
Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae - 15.1%
3/3/08 to 1/23/09	3.10 to 5.04%	$ 740,083	$ 738,161
Federal Home Loan Bank - 31.6%
3/4/08 to 2/27/09	2.80 to 5.00	1,549,765	1,549,515
Freddie Mac - 3.7%
3/24/08 to 7/21/08	4.01 to 5.04	182,230	181,103
TOTAL FEDERAL AGENCIES			2,468,779
U.S. Treasury Obligations - 0.5%

U.S. Treasury Bills - 0.5%
7/31/08	2.34	24,085	23,850
Repurchase Agreements - 50.7%
	Maturity Amount (000s)
In a joint trading account at 3.2% dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) #	$ 1,915,621	1,915,110
With:
CS First Boston Corp. at 5.3%, dated 5/29/07 due 5/28/08 (Collateralized by U.S. Government Obligations valued at $57,882,369, 5% - 5.5%, 8/15/24 - 4/15/33)	56,902	54,000
Deutsche Bank Securities, Inc. at:
5.25%, dated 4/13/07 due 4/11/08 (Collateralized by U.S. Government Obligations valued at $32,050,313, 5%, 3/1/36)	31,593	30,000
5.4%, dated 6/14/07 due 6/12/08 (Collateralized by U.S. Government Obligations valued at $59,373,384, 5%, 3/1/36)	59,058	56,000
UBS Warburg LLC at:
2.75%, dated:
2/22/08 due 6/23/08 (Collateralized by U.S. Government Obligations valued at $52,047,829, 6% - 6.5%, 9/1/37 - 11/1/37)	51,475	51,000
2/26/08 due 6/25/08 (Collateralized by U.S. Government Obligations valued at $49,994,722, 5.5% - 6.5%, 6/1/33 - 10/1/37)	49,449	49,000
4.6%, dated 12/4/07 due 3/3/08 (Collateralized by U.S. Government Obligations valued at $111,387,040, 5% - 6.5%, 5/1/34 - 1/1/38)	109,242	108,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Warburg LLC at:
4.7%, dated 10/18/07 due 4/15/08 (Collateralized by U.S. Government Obligations valued at $129,732,708, 5.5% - 6%, 10/1/21 - 12/1/37)	$ 127,938	$ 125,000
4.83%, dated 9/10/07 due 9/4/08 (Collateralized by U.S. Government Obligations valued at $73,767,675, 4.75% - 6.5%, 4/25/31 - 10/20/37)	73,381	70,000
5.35%, dated 6/6/07 due 6/4/08 (Collateralized by U.S. Government Obligations valued at $29,989,002, 3.62% - 4.47%, 10/15/31 - 7/15/33)	29,515	28,000
TOTAL REPURCHASE AGREEMENTS		2,486,110
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $4,978,739)		4,978,739
NET OTHER ASSETS - (1.6)%		(78,108)
NET ASSETS - 100%		$ 4,900,631
Legend

(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,915,110,000 due 3/03/08 at 3.20%
ABN AMRO Bank N.V., New York Branch	$ 130,861
Bear Stearns & Co., Inc.	327,153
Credit Suisse Securities (USA) LLC	588,876
Dresdner Kleinwort Securities LLC	32,715
ING Financial Markets LLC	246,629
J.P. Morgan Securities, Inc.	65,431
Merrill Lynch Government Securities, Inc.	523,445
$ 1,915,110
Income Tax Information

At August 31, 2007, the fund had a capital loss carryforward of approximately $708,000 of which $56,000, $105,000, $438,000, $64,000 and $45,000 will expire on August 31, 2011, 2012, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,486,110) - See accompanying schedule: Unaffiliated issuers (cost $4,978,739)		$ 4,978,739
Receivable for fund shares sold		4,885
Interest receivable		22,170
Other receivables		89
Total assets		5,005,883

Liabilities
Payable for investments purchased	$ 95,986
Payable for fund shares redeemed	7,550
Accrued management fee	1,711
Other affiliated payables	5
Total liabilities		105,252

Net Assets		$ 4,900,631
Net Assets consist of:
Paid in capital		$ 4,900,651
Distributions in excess of net investment income		(10)
Accumulated undistributed net realized gain (loss) on investments		(10)
Net Assets, for 4,900,389 shares outstanding		$ 4,900,631
Net Asset Value, offering price and redemption price per share ($4,900,631 ÷ 4,900,389 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 113,181

Expenses
Management fee	$ 10,074
Independent trustees' compensation	10
Total expenses before reductions	10,084
Expense reductions	(508)	9,576
Net investment income		103,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		534
Net increase in net assets resulting from operations		$ 104,139

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 103,605	$ 232,626
Net realized gain (loss)	534	(46)
Net increase in net assets resulting from operations	104,139	232,580
Distributions to shareholders from net investment income	(103,610)	(232,622)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,685,410	2,887,285
Reinvestment of distributions	103,585	232,563
Cost of shares redeemed	(1,621,713)	(3,212,781)
Net increase (decrease) in net assets and shares resulting from share transactions	167,282	(92,933)
Total increase (decrease) in net assets	167,811	(92,975)

Net Assets
Beginning of period	4,732,820	4,825,795
End of period (including distributions in excess of net investment income of $10 and distributions in excess of net investment income of $5, respectively)	$ 4,900,631	$ 4,732,820

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.022	.049	.042	.021	.008	.010
Distributions from net investment income	(.022)	(.049)	(.042)	(.021)	(.008)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.18%	5.06%	4.25%	2.17%	.77%	1.03%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.40% A	.39%	.40%	.41%	.42%	.41%
Net investment income	4.34% A	4.95%	4.18%	2.13%	.77%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 4,901	$ 4,733	$ 4,826	$ 4,740	$ 4,944	$ 5,418

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Government Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations,

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 4,978,739

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $508.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RGM-SANN-0408
1.700932.110

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity
Money Market Trust
Retirement Money Market
Portfolio

Semiannual Report

February 29, 2008

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities.

Investments in the fund are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will maintain a stable $1.00 share price.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2007 to February 29, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value September 1, 2007	Ending Account Value February 29, 2008	Expenses Paid During Period* September 1, 2007 to February 29, 2008
Actual	$ 1,000.00	$ 1,023.50	$ 2.11
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.77	$ 2.11

* Expenses are equal to the Fund's annualized expense ratio of .42%; multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/29/08	% of fund's investments 8/31/07	% of fund's investments 2/28/07
0 - 30	48.4	50.8	65.0
31 - 90	40.7	33.6	20.7
91 - 180	10.3	4.7	6.1
181 - 397	0.6	10.9	8.2
Weighted Average Maturity
	2/29/08	8/31/07	2/28/07
Retirement Money Market Portfolio	43 Days	60 Days	50 Days
All Taxable Money Market Funds Average*	42 Days	38 Days	42 Days
Asset Allocation (% of fund's net assets)
As of February 29, 2008	As of August 31, 2007
Commercial Paper 14.4%	Commercial Paper 19.1%
Bank CDs, BAs, TDs, and Notes 68.2%	Bank CDs, BAs, TDs, and Notes 62.6%
Repurchase Agreements 17.0%	Repurchase Agreements 18.4%
Other Investments 0.0%	Other Investments 0.4%
Net Other Assets 0.4%	Net Other Assets** (0.5)%

**Not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 21.8%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.8%
Wachovia Bank NA
	3/28/08	5.40%	$ 126,000	$ 126,000

London Branch, Eurodollar, Foreign Banks - 7.2%
Banco Santander SA
	4/7/08 to 7/15/08	3.50 to 5.16	406,000	406,060
Credit Agricole SA
	5/2/08	3.10	112,000	112,000
Credit Industriel et Commercial
	4/16/08 to 5/15/08	3.12 to 5.19	104,000	104,000
ING Bank NV
	5/19/08	3.06	79,000	79,000
Intesa Sanpaolo SpA
	7/9/08	3.50	7,000	7,024
Royal Bank of Scotland PLC
	7/9/08	3.50	16,000	16,045
Societe Generale
	3/14/08 to 7/7/08	4.60 to 5.40	298,000	298,000
UniCredit SpA
	8/19/08	3.00	166,000	166,000
				1,188,129
New York Branch, Yankee Dollar, Foreign Banks - 13.8%
Abbey National Treasury Services plc
	5/19/08	3.27 (c)	19,000	19,000
Bank of Scotland PLC
	3/4/08 to 4/25/08	3.32 to 5.03 (c)	669,000	668,998
BNP Paribas SA
	5/12/08 to 5/20/08	3.05 to 4.25	320,000	320,000
Canadian Imperial Bank of Commerce
	3/17/08 to 3/25/08	3.14 to 3.21 (c)	230,000	230,000
Credit Suisse First Boston
	3/17/08	4.96 (c)	77,000	77,000
Deutsche Bank AG
	4/4/08	4.75 (c)	315,000	315,000
Certificates of Deposit - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Natexis Banques Populaires NY
	4/25/08	3.27%	$ 300,000	$ 300,000
Norddeutsche Landesbank
	3/4/08	5.34	19,000	19,000
Rabobank Nederland
	3/3/08	3.18	33,000	33,000
Royal Bank of Scotland PLC
	5/12/08	4.96	80,000	80,000
Societe Generale
	4/24/08	3.30	157,000	157,000
Sumitomo Mitsui Banking Corp.
	3/31/08	5.13	7,000	7,000
UniCredit SpA
	4/7/08	4.67	34,000	34,000
				2,259,998
TOTAL CERTIFICATES OF DEPOSIT				3,574,127
Commercial Paper - 14.4%

American Water Capital Corp.
	4/2/08 to 4/14/08	3.49 to 3.53	15,993	15,938
Bryant Park Funding LLC
	3/14/08 to 3/19/08	3.24 to 3.31	21,000	20,970
Burlington Northern Santa Fe Corp.
	3/3/08	3.65 (b)	2,000	2,000
Citigroup Funding, Inc.
	4/24/08 to 6/2/08	3.18 to 4.46	227,000	225,376
CVS Caremark Corp.
	3/3/08	5.28	7,000	6,998
DAKOTA CP Notes (Citibank Credit Card Issuance Trust)
	3/19/08 to 5/9/08	3.25 to 4.04	173,000	172,135
Devon Energy Corp.
	3/19/08 to 4/24/08	3.32 to 5.09	56,000	55,785
Dominion Resources, Inc.
	3/25/08 to 3/28/08	3.39 to 3.46	34,000	33,919
Dow Chemical Co.
	5/1/08 to 5/2/08	3.50 to 3.53	17,000	16,898
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Duke Energy Corp.
	4/14/08	3.34 to 4.24%	$ 13,000	$ 12,939
Emerald Notes (BA Credit Card Trust)
	3/5/08 to 5/28/08	3.38 to 4.59	127,750	127,252
Falcon Asset Securitization Corp.
	4/24/08	3.53	3,000	2,984
Govco, Inc.
	4/22/08	3.48	15,000	14,925
Home Depot, Inc.
	3/6/08 to 3/11/08	3.40 to 3.45	21,000	20,984
Intesa Funding LLC
	4/22/08	3.42	19,000	18,907
ITT Corp.
	5/8/08	3.40	12,000	11,923
JPMorgan Chase & Co.
	8/4/08	2.92	66,000	65,178
Jupiter Securitization Corp.
	3/6/08	5.42	35,000	34,974
Kellogg Co.
	3/19/08 to 4/11/08	3.29 to 3.49	27,000	26,929
Kitty Hawk Funding Corp.
	3/17/08	3.25	26,000	25,963
Marathon Oil Corp.
	3/3/08 to 3/14/08	3.51 to 3.65	26,000	25,979
Mont Blanc Capital Corp.
	4/23/08	3.38	9,000	8,956
Morgan Stanley
	6/13/08	5.29	38,000	37,441
National Grid USA
	4/3/08 to 5/30/08	3.52 to 5.03	47,000	46,707
Nationwide Building Society
	3/20/08 to 11/7/08	4.60 to 5.20	169,000	165,888
Nissan Motor Acceptance Corp.
	3/20/08	3.51	3,000	2,994
Commercial Paper - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Norddeutsche Landesbank Girozentrale
	4/15/08	4.00%	$ 7,000	$ 6,965
Norfolk Southern Corp.
	3/28/08	3.51 to 3.54	10,000	9,974
Pacific Gas & Electric Co.
	3/3/08	3.55	10,000	9,998
PALISADES Commercial Paper Notes (Citibank Omni Master Trust)
	3/18/08	3.41	185,000	184,751
Rockies Express Pipeline LLC
	3/27/08 to 4/1/08	3.55 to 4.00	28,000	27,918
Sheffield Receivables Corp.
	3/13/08 to 4/7/08	3.21 to 3.32	167,000	166,686
Societe Generale North America, Inc.
	4/23/08 to 5/5/08	3.31 to 3.32	225,000	223,837
Spectra Energy Capital LLC
	3/14/08	3.49	5,000	4,994
Textron Financial Corp.
	3/24/08 to 4/4/08	3.37 to 3.54	29,000	28,926
Thames Asset Global Securities No. 1, Inc.
	3/12/08 to 5/14/08	3.09 to 4.66	330,000	329,176
Transocean, Inc.
	3/14/08 to 4/16/08	3.40 to 4.26	39,500	39,361
UniCredito Italiano Bank (Ireland) PLC
	4/18/08	4.63	35,000	34,787
WellPoint, Inc.
	3/18/08	3.41	23,000	22,963
Wisconsin Energy Corp.
	3/13/08 to 3/14/08	3.50 to 3.56	19,000	18,977
Xcel Energy, Inc.
	5/1/08	3.43	5,000	4,971
XTO Energy, Inc.
	3/25/08 to 4/29/08	3.39 to 5.45	41,250	41,092
TOTAL COMMERCIAL PAPER				2,356,318
Bank Notes - 0.1%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
M&I Marshall & Ilsley Bank
	3/17/08	3.15% (c)	$ 15,000	$ 15,000
Master Notes - 4.1%

Asset Funding Co. III LLC
	3/7/08 to 4/14/08	3.28 to 4.58 (c)(e)	297,000	297,000
Bear Stearns International Ltd.
	3/31/08	3.51 (c)	89,000	89,000
Goldman Sachs Group, Inc.
	6/16/08 to 7/15/08	3.19 to 3.23 (e)	160,000	160,000
Lehman Brothers Holdings, Inc.
	3/10/08 to 6/30/08	3.28 (c)(e)	63,000	63,000
Lehman Commercial Paper, Inc.
	3/3/08	3.58 (c)(e)	65,000	65,000
TOTAL MASTER NOTES				674,000
Medium-Term Notes - 39.5%

AIG Matched Funding Corp.
	3/3/08 to 5/20/08	3.31 to 4.98 (b)(c)	219,000	219,000
	5/15/08	3.06 (c)	79,000	79,000
Allstate Life Global Funding Trusts
	6/20/08	3.34 (c)	72,000	72,000
ASIF Global Financing XXX
	3/25/08	3.17 (b)(c)	80,000	80,000
Australia & New Zealand Banking Group Ltd.
	6/2/08	3.35 (b)(c)	315,000	315,000
Bancaja US Debt SAU
	4/23/08	4.10 (b)(c)	50,000	50,000
Banco Santander Totta SA
	3/17/08	3.13 (b)(c)	50,000	50,000
Banesto SA
	4/18/08	3.94 (b)(c)	87,000	87,000
Bank of America NA
	4/25/08 to 5/12/08	3.10 to 3.33 (c)	98,000	97,995
Banque Federative du Credit Mutuel
	3/13/08	3.15 (b)(c)	96,000	96,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Bayerische Landesbank Girozentrale
	4/15/08 to 5/19/08	3.11 to 4.30% (c)	$ 260,000	$ 260,000
BellSouth Corp.
	4/26/08	3.30 (b)	2,000	2,002
Beta Finance, Inc./Beta Finance Corp.
	4/9/08 to 4/15/08	4.20 to 4.48 (b)(c)	38,000	37,995
BMW U.S. Capital LLC
	3/17/08	3.14 (c)	24,000	24,000
BNP Paribas SA
	3/3/08 to 5/13/08	3.08 to 4.03 (c)	126,000	125,980
BNP Paribas US Medium-Term Note Program LLC
	3/17/08	4.96 (c)	28,000	27,987
BP Capital Markets plc
	3/11/08	5.07 (c)	65,000	65,000
Caixa Catalunya
	3/4/08	5.16 (b)(c)	73,000	73,000
Caja de Ahorros y Pensiones de Barcelona
	4/23/08	3.85 (b)(c)	145,000	145,000
Caja Madrid SA
	4/21/08	4.04 (c)	49,000	49,000
Calyon
	3/31/08	3.08 (c)	116,000	115,960
CC USA, Inc.
	4/9/08	4.48 (b)(c)	28,000	27,996
Citigroup Funding, Inc.
	5/14/08	3.07 (c)	148,000	148,000
Commonwealth Bank of Australia
	3/25/08 to 4/3/08	3.16 to 4.71 (b)(c)	192,000	192,000
Compagnie Financiere du Credit Mutuel
	3/10/08	5.35 (b)(c)	54,000	54,000
Credit Agricole SA
	3/25/08	4.18 (b)(c)	325,000	325,000
Cullinan Finance Corp.
	4/15/08	5.36 (b)	81,000	81,000
Deutsche Bank AG
	6/3/08	3.17 (c)	110,000	110,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Dorada Finance, Inc.
	4/9/08	4.48% (b)(c)	$ 21,000	$ 20,997
General Electric Capital Corp.
	3/7/08	3.28 (c)	191,000	191,000
Genworth Life Insurance Co.
	3/3/08	3.33 (c)(e)	30,000	30,000
Goldman Sachs Group, Inc.
	4/25/08	3.33 (b)(c)	153,000	153,000
HBOS Treasury Services PLC
	3/25/08	4.95 (b)(c)	145,000	145,000
HSBC Finance Corp.
	3/6/08 to 3/24/08	3.19 (c)	212,000	212,000
HSH Nordbank AG
	3/24/08 to 3/25/08	3.12 to 3.20 (b)(c)	148,000	148,000
ING USA Annuity & Life Insurance Co.
	3/24/08	5.14 (c)(e)	33,000	33,000
Intesa Bank Ireland PLC
	3/25/08	3.15 (b)(c)	110,000	110,000
Links Finance LLC
	4/14/08 to 4/21/08	3.86 to 4.35 (b)(c)	62,000	61,998
Merrill Lynch & Co., Inc.
	3/4/08 to 3/27/08	3.15 to 3.26 (c)	111,000	111,009
MetLife Insurance Co. of Connecticut
	3/31/08 to 5/16/08	3.15 to 4.81 (c)(e)	45,000	45,000
Metropolitan Life Global Funding I
	3/6/08 to 3/28/08	3.21 to 3.24 (b)(c)	75,652	75,652
Metropolitan Life Insurance Co.
	5/19/08	3.15 (c)(e)	10,000	10,000
Monumental Global Funding 2007
	5/29/08	3.24 (b)(c)	37,000	37,000
Morgan Stanley
	3/3/08 to 3/27/08	3.21 to 5.20 (c)	238,968	238,969
National Australia Bank Ltd.
	3/6/08	4.22 (b)(c)	85,000	85,000
National Rural Utils. Coop. Finance Corp.
	3/4/08	3.15 (c)	7,000	7,000
Medium-Term Notes - continued
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
New York Life Insurance Co.
	5/30/08	3.15% (c)(e)	$ 50,000	$ 50,000
Pacific Life Global Funding
	3/4/08 to 3/13/08	3.21 (b)(c)	25,000	25,000
PNC Bank NA, Pittsburgh
	5/6/08	3.35 (c)	32,000	32,000
RACERS
	3/25/08	3.27 (b)(c)	135,000	135,000
Royal Bank of Canada
	3/10/08 to 3/31/08	3.07 to 3.23 (c)	43,000	42,987
Royal Bank of Scotland PLC
	3/25/08 to 4/11/08	3.12 to 4.45 (b)(c)	239,000	238,999
Security Life of Denver Insurance Co.
	3/28/08	3.35 (c)(e)	23,000	23,000
Sigma Finance, Inc.
	8/1/08	5.39 (b)	64,000	64,000
Skandinaviska Enskilda Banken AB
	3/10/08 to 3/25/08	4.85 to 5.14 (b)(c)	189,000	188,990
Southern Co.
	3/20/08	4.94 (c)	13,000	13,000
Svenska Handelsbanken AB
	4/7/08	4.21 (b)(c)	121,000	121,000
UniCredito Italiano Bank (Ireland) PLC
	3/14/08 to 3/17/08	3.14 to 3.15 (b)(c)	163,000	163,000
	4/11/08	4.43 (c)	58,000	57,954
Verizon Communications, Inc.
	3/17/08	5.02 (c)	105,000	105,000
Wachovia Bank NA
	4/25/08	3.40 (c)	108,000	108,000
Wells Fargo & Co.
	3/17/08	3.20 (b)(c)	147,500	147,500
WestLB AG
	3/10/08	3.23 (b)(c)	67,000	67,000
Westpac Banking Corp.
	3/11/08	5.20 (c)	30,000	30,000
	6/4/08	3.28 (b)(c)	138,000	138,000
TOTAL MEDIUM-TERM NOTES				6,474,970
Short-Term Notes - 2.3%
	Due Date	Yield (a)	Principal Amount (000s)	Value (000s)
Hartford Life Insurance Co.
	3/3/08	5.27% (c)(e)	$ 41,000	$ 41,000
Jackson National Life Insurance Co.
	4/2/08	4.81 (c)(e)	36,000	36,000
Metropolitan Life Insurance Co.
	4/2/08 to 5/1/08	3.53 to 4.85 (c)(e)	65,000	65,000
Monumental Life Insurance Co.
	3/3/08 to 3/28/08	3.40 to 4.80 (c)(e)	55,000	55,000
New York Life Insurance Co.
	4/2/08	4.81 (c)(e)	125,000	125,000
Transamerica Occidental Life Insurance Co.
	5/1/08	3.41 (c)(e)	55,000	55,000
TOTAL SHORT-TERM NOTES				377,000
Asset-Backed Securities - 0.4%

Master Funding Trust I
	3/25/08 to 6/25/08	3.12 (b)(c)	76,000	76,000
Municipal Securities - 0.4%

LoanStar Assets Partners LP Student Ln. Rev. Series A, VRDN
3/7/08	3.15 (c)	75,000		75,000
Repurchase Agreements - 17.0%
	Maturity Amount (000s)
In a joint trading account at 3.2% dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations) #	$ 461	461
With:
Banc of America Securities LLC at 3.38%, dated 2/29/08 due 3/3/08 (Collateralized by Equity Securities valued at $201,656,768)	192,054	192,000
Barclays Capital, Inc. at 3.33%, dated 2/29/08 due 3/3/08 (Collateralized by Equity Securities valued at $861,238,586)	820,227	820,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Bear Stearns & Co. at:
3.28%, dated 2/29/08 due 3/3/08 (Collateralized by U.S. Government Obligations valued at $385,222,957, 0%, 10/1/36)	$ 374,102	$ 374,000
3.63%, dated 2/12/08 due 3/13/08 (Collateralized by U.S. Government Obligations valued at $52,110,931, 5.5% - 6.5%, 11/1/36 - 3/1/38)	51,154	51,000
Deutsche Bank Securities, Inc. at 3.33%, dated 2/29/08 due 3/3/08:
(Collateralized by Corporate Obligations valued at $273,076,290, 0% - 6.88%, 6/15/08 - 6/1/27)	260,072	260,000
(Collateralized by Mortgage Loan Obligations valued at $141,789,277, 5.33% - 6%, 2/25/35 - 12/10/49)	135,037	135,000
Goldman Sachs & Co. at:
3.06%, dated 2/14/08 due 8/13/08 (Collateralized by U.S. Government Obligations valued at $26,560,576, 5%, 6/1/35)	26,400	26,000
3.2%, dated 2/4/08 due 5/5/08 (Collateralized by Corporate Obligations valued at $51,126,735, 0% - 5.9%, 3/25/38 - 3/1/42)	50,404	50,000
3.43%, dated 1/24/08 due 4/23/08 (Collateralized by U.S. Government Obligations valued at $67,570,150, 5%, 9/1/35)	66,566	66,000
4.17%, dated 1/15/08 due 4/15/08 (Collateralized by U.S. Government Obligations valued at $68,719,971, 5%, 6/1/35)	67,706	67,000
4.88%, dated 1/3/08 due 4/2/08 (Collateralized by U.S. Government Obligations valued at $4,113,184, 5%, 6/1/33)	4,049	4,000
Lehman Brothers, Inc. at:
3.3%, dated 1/29/08 due 4/29/08 (Collateralized by U.S. Government Obligations valued at $67,515,885, 5% - 7.5%, 9/15/23 - 12/20/37)	66,551	66,000
3.35%, dated 2/29/08 due 3/3/08 (Collateralized by Municipal Bond Obligations valued at $126,001,382, 3.05% - 9%, 1/1/15 - 4/1/47)	120,033	120,000
4.6%, dated 1/7/08 due 4/8/08 (Collateralized by U.S. Government Obligations valued at $34,917,935, 6%, 12/20/37)	34,400	34,000
UBS Warburg LLC At 5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $121,754,466, 0% - 6.25%, 5/1/17 - 8/25/37)	116,165	113,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wachovia Securities, Inc. at:
3.18%, dated:
8/24/07 due 8/22/08 (Collateralized by Commercial Paper Obligations valued at $264,460,594, 3/4/08 - 3/26/08) (c)(d)	$ 267,328	$ 259,000
2/19/08 due 5/19/08 (Collateralized by Corporate Obligations valued at $103,138,302, 3.36% - 6%, 3/4/08 - 2/25/37)	101,803	101,000
3.2%, dated 2/27/08 due 5/27/08 (Collateralized by Commercial Paper Obligations valued at $51,022,663, 3/11/08 - 3/27/08)	50,400	50,000
TOTAL REPURCHASE AGREEMENTS		2,788,461
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,410,876)		16,410,876
NET OTHER ASSETS - 0.0%		(6,787)
NET ASSETS - 100%		$ 16,404,089
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,038,129,000 or 24.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,153,000,000 or 7.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC: 3.28%, 3/7/08	11/7/06	$ 95,000
3.29%, 3/7/08	8/29/06	$ 92,000
4.58%, 4/14/08	10/10/07	$ 110,000
Genworth Life Insurance Co. 3.33%, 3/3/08	3/30/07	$ 30,000
Goldman Sachs Group, Inc.: 3.19%, 7/15/08	2/14/08	$ 96,000
3.23%, 6/16/08	2/14/08	$ 64,000
Hartford Life Insurance Co. 5.27%, 3/3/08	12/16/03	$ 41,000
ING USA Annuity & Life Insurance Co. 5.14%, 3/24/08	6/23/05	$ 33,000
Jackson National Life Insurance Co. 4.81%, 4/2/08	3/31/03	$ 36,000
Lehman Brothers Holdings, Inc.: 3.28%, 3/10/08	1/10/07	$ 45,000
3.28%, 6/30/08	12/11/06	$ 18,000
Lehman Commercial Paper, Inc. 3.58%, 3/3/08	9/28/07	$ 65,000
Security	Acquisition Date	Cost (000s)
MetLife Insurance Company of Connecticut: 3.15%, 5/16/08	5/17/07	$ 10,000
4.81%, 3/31/08	3/28/07	$ 35,000
Metropolitan Life Insurance Co.: 3.15%, 5/19/08	8/17/07	$ 10,000
3.53%, 5/1/08	2/24/03	$ 20,000
4.85%, 4/2/08	3/26/02	$ 45,000
Monumental Life Insurance Co.: 3.4%, 3/3/08	7/31/98	$ 10,000
4.8%, 3/28/08	3/12/99	$ 45,000
New York Life Insurance Co.: 3.15%, 5/30/08	11/9/07	$ 50,000
4.81%, 4/2/08	2/28/02 - 12/19/02	$ 125,000
Security Life of Denver Insurance Co. 3.35%, 3/28/08	8/26/05	$ 23,000
Transamerica Occidental Life Insurance Co. 3.41%, 5/1/08	4/28/00	$ 55,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$461,000 due 3/03/08 at 3.20%
ABN AMRO Bank N.V., New York Branch	$ 32
Bear Stearns & Co., Inc.	79
Credit Suisse Securities (USA) LLC	141
Dresdner Kleinwort Securities LLC	8
ING Financial Markets LLC	59
J.P. Morgan Securities, Inc.	16
Merrill Lynch Government Securities, Inc.	126
$ 461
Income Tax Information

At August 31, 2007, the fund had a capital loss carryforward of approximately $1,551,000 of which $31,000, $767,000, $653,000 and $100,000 will expire on August 31, 2012, 2013, 2014 and 2015, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 29, 2008 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $2,788,461) - See accompanying schedule: Unaffiliated issuers (cost $16,410,876)		$ 16,410,876
Cash		868
Receivable for investments sold		138,121
Receivable for fund shares sold		93,213
Interest receivable		67,746
Other receivables		580
Total assets		16,711,404

Liabilities
Payable for investments purchased	$ 138,000
Payable for fund shares redeemed	163,251
Distributions payable	9
Accrued management fee	5,784
Other affiliated payables	8
Other payables and accrued expenses	263
Total liabilities		307,315

Net Assets		$ 16,404,089
Net Assets consist of:
Paid in capital		$ 16,404,155
Distributions in excess of net investment income		(80)
Accumulated undistributed net realized gain (loss) on investments		14
Net Assets, for 16,403,904 shares outstanding		$ 16,404,089
Net Asset Value, offering price and redemption price per share ($16,404,089 ÷ 16,403,904 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)

Investment Income
Interest		$ 410,700

Expenses
Management fee	$ 34,157
Independent trustees' compensation	34
Total expenses before reductions	34,191
Expense reductions	(1,992)	32,199
Net investment income		378,501
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,180
Net increase in net assets resulting from operations		$ 379,681

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 29, 2008 (Unaudited)	Year ended August 31, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 378,501	$ 825,424
Net realized gain (loss)	1,180	208
Net increase in net assets resulting from operations	379,681	825,632
Distributions to shareholders from net investment income	(378,462)	(825,419)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	7,952,489	13,118,062
Reinvestment of distributions	378,293	825,114
Cost of shares redeemed	(7,985,035)	(14,495,157)
Net increase (decrease) in net assets and shares resulting from share transactions	345,747	(551,981)
Total increase (decrease) in net assets	346,966	(551,768)

Net Assets
Beginning of period	16,057,123	16,608,891
End of period (including distributions in excess of net investment income of $80 and distributions in excess of net investment income of $119, respectively)	$ 16,404,089	$ 16,057,123

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights

	Six months ended February 29, 2008	Years ended August 31,
	(Unaudited)	2007	2006	2005	2004	2003
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.023	.050	.042	.022	.008	.011
Distributions from net investment income	(.023)	(.050)	(.042)	(.022)	(.008)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	2.35%	5.15%	4.32%	2.23%	.83%	1.10%
Ratios to Average Net Assets D
Expenses before reductions	.42% A	.42%	.42%	.42%	.42%	.42%
Expenses net of fee waivers, if any	.42%A	.42%	.42%	.42%	.42%	.42%
Expenses net of all reductions	.40%A	.39%	.40%	.41%	.42%	.41%
Net investment income	4.67%A	5.03%	4.24%	2.21%	.82%	1.09%
Supplemental Data
Net assets, end of period (in millions)	$ 16,404	$ 16,057	$ 16,609	$ 16,164	$ 16,041	$ 16,127

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended February 29, 2008 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Retirement Money Market Portfolio (the Fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Effective with the beginning of the Fund's fiscal year the Fund adopted the provisions of

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards, and losses due to excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 16,410,876

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Repurchase Agreements - continued

The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .42% of the Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

5. Expense Reductions.

Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee. During the period, these credits reduced the Fund's management fee by $1,992.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Investment Adviser

Fidelity Management &
Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity International
Investment Advisors

Fidelity International Investment
Advisors (U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

RMM-SANN-0408
1.700934.110

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Money Market Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Money Market Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Money Market Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 24, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 24, 2008